[GRAPHIC OMITTED]

[GRAPHIC OMITTED]               Smith Barney
                                Small Cap Blend
                                Fund, Inc.

                                -------------------
                                SEMI-ANNUAL REPORT
                                -------------------

                                June 30, 1999

                                [LOGO] Smith Barney
                                       Mutual Funds

Smith Barney Small Cap
Blend Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Small Cap Blend Fund, Inc. ("Fund") seeks long-term capital appreciation by investing primarily in the common stock of companies with relatively small market capitalizations.

Smith Barney Small Cap Blend Fund, Inc.
Average Annual Total Returns
June 30, 1999

                                               Without Sales Charges(1)
                                           ---------------------------------
                                           Class A(2)    Class B     Class L
================================================================================
Six Months+                                   8.09%       7.72%       7.72%
--------------------------------------------------------------------------------
One-Year                                      1.33        0.57        0.64
--------------------------------------------------------------------------------
Five-Year                                    15.66        N/A        N/A
--------------------------------------------------------------------------------
Since Inception++                            10.39       10.89       11.29
================================================================================

                                                  With Sales Charges(3)
                                           ---------------------------------
                                            Class A(2)    Class B     Class L
================================================================================
Six Months+                                   2.70%       2.72%       5.66%
--------------------------------------------------------------------------------
One-Year                                     (3.74)      (4.43)      (1.35)
--------------------------------------------------------------------------------
Five-Year                                    14.48        N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                             9.79        9.54       10.75
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares. Prior to June 23, 1997, dividends were reinvested according to the Fund's reinvestment plan, thereafter at net asset value.

(2) The Fund converted from a closed-end fund to an open-end fund on June 23, 1997. Prior to that date, its shares were traded on the American Stock Exchange. As of June 23, 1997, all existing shares were converted to Class A shares. The total returns noted for Class A shares may have been different if the Fund had been an open-end fund from inception. Current total return information for Class A shares through June 23, 1997 is based on net asset value while it was a closed-end fund. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any. Prior to June 23, 1997 dividends were reinvested according to the Fund's reinvestment plan, thereafter at net asset value. In addition, Class A and L shares reflect the deduction of the current maximum initial sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are January 23, 1990, June 25, 1997 and June 24, 1997, respectively. The Fund operated as a closed-end fund until June 23, 1997.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

We believe that our stock selection and risk control methods have performed well over the last six months in the midst of increased volatility. We believe that the key to the performance of the small cap sector in the coming months lies in the direction of the economy. A strong economy improves the odds of an earnings recovery which should bode well for small cap stocks. Aggressive Federal Reserve Board tightening could, however, derail a small cap rally.

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter.......................................................      1

Historical Performance...................................................      3

Smith Barney Small Cap Blend Fund, Inc.
at a Glance..............................................................      6

Schedule of Investments..................................................      7

Statement of Assets and Liabilities......................................     12

Statement of Operations..................................................     13

Statements of Changes in Net Assets......................................     14

Notes to Financial Statements............................................     15

Financial Highlights.....................................................     19

Additional Shareholder Information.......................................     23

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                    [PHOTO OMITTED]

HEATH B.                           SANDIP A.
MCLENDON                           BHAGAT, CFA

Chairman                           Vice President

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Small Cap Blend Fund. Inc. for the period ended June 30, 1999. We hope you find this report to be useful and informative. In this letter, we comment on the market during the first and second quarters of 1999 and briefly outline how the Fund is managed. A detailed summary of performance and current holdings can be found in the sections that follow.

A Style Pure Fund

The Smith Barney Small Cap Blend Fund is a Style Pure Fund. The mutual funds in the Style Pure Series are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary market conditions, each Style Pure Series Fund is fully invested 100% of the time within designated asset classes and a designated investment style.

Performance Update and Investment Strategy

For the six months ended June 30, 1999, the Fund's Class A shares returned 8.09% without sales charges. In comparison, the Russell 2000 Index had a return of 9.28% during the same period. (The Russell 2000 Index is comprised of 2000 of the smallest stocks in the Russell 3000 Index. Past performance is not indicative of future results.)

Market Update

The U.S. stock market finished the first half of 1999 firmly in positive territory despite a rise in interest rates. Evidence of stronger-than-expected economic growth prompted hopes of a meaningful earnings recovery during the quarter and, at the same time, triggered concerns about rising interest rates. Both implications led to a rally in small cap and value stocks.

The rotation into small cap and value stocks began in the middle of April and continued through May. This trend reversed in June, as investors became more comfortable that a proactive Federal Reserve Board ("Fed") policy would pre-empt inflation and keep interest rates in check.

Small cap stocks were well ahead of large cap stocks in the second quarter but still finished the first half of 1999 with a small deficit. The Russell 2000 index return of 9.28% lagged the S&P 500 index of 12.38% by over 300 basis points. Growth stocks performed better than value stocks in the small-cap universe during the first six months.

Portfolio Highlights*

Our stock selection was most favorable in the technology and health care sectors in the first quarter of 1999. Internet stocks such as Excite and Lycos and telecommunications stocks such as Comverse Technology and Dycom Industries paid off handsomely. Among the disappointing stocks were Keane Inc., which was hurt by Y2K related concerns, and Safeskin, which was severely penalized for earnings and revenue shortfall during the first quarter.

Stock selection for the second quarter of 1999 was adverse in the technology and consumer discretionary sectors and favorable in the health care sector. The shortfall in relative performance in the technology sector came about late in the quarter, as we were unable to shift into several growth stocks which rose

----------
* Please note the Fund's holdings are subject to change.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        1
in June. Internet stocks produced a high level of volatility after rising in April and then retreating to prior quarter-end prices by the end of June.

In the consumer services sector, the price/earnings contraction experienced in April and May for several growth stocks overwhelmed the rebound in those stocks in June causing an adverse impact on performance. The health care sector produced gains in relative performance from our bio-tech and drug holdings.

Market Outlook

We believe that the key to the performance of the small cap sector in the coming months lies in the direction of the economy. A strong economy improves the odds of an earnings recovery which should bode well for small cap stocks. Aggressive Fed tightening could, however, derail a small cap rally.

In closing, thank you for investing in the Smith Barney Small Cap Blend Fund. We look forward to helping you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                 /s/ Sandip A. Bhagat

Heath B. McLendon                     Sandip A. Bhagat, CFA
Chairman                              Vice President

August 2, 1999


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance--Class A Shares(1)
--------------------------------------------------------------------------------

                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain     Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(2)
================================================================================
6/30/99                $13.35     $14.43      $0.00        $0.00        8.09%+
--------------------------------------------------------------------------------
12/31/98                13.68      13.35       0.00         0.16       (1.31)
--------------------------------------------------------------------------------
12/31/97                12.30      13.68       0.04         1.98       28.25
--------------------------------------------------------------------------------
12/31/96                12.15      12.30       0.04         2.00       20.56
--------------------------------------------------------------------------------
12/31/95                11.78      12.15       0.11         1.94       18.90
--------------------------------------------------------------------------------
12/31/94                12.50      11.78       0.05         0.09       (4.36)
--------------------------------------------------------------------------------
12/31/93                11.49      12.50       0.01         0.00        8.90
--------------------------------------------------------------------------------
12/31/92                10.34      11.49       0.05         0.00       11.71
--------------------------------------------------------------------------------
12/31/91                 9.32      10.34       0.14         0.79       22.69
--------------------------------------------------------------------------------
Inception*--12/31/90    11.12       9.32       0.37         0.00      (12.66)+
================================================================================
  Total                                       $0.81        $6.96
================================================================================

--------------------------------------------------------------------------------
Historical Performance--Class B Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain    Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(2)
================================================================================
6/30/99                $13.09     $14.10      $0.00        $0.00        7.72%+
--------------------------------------------------------------------------------
12/31/98                13.52      13.09       0.00         0.16       (2.07)
--------------------------------------------------------------------------------
Inception*--12/31/97    13.34      13.52       0.01         1.98       16.73+
================================================================================
  Total                                       $0.01        $2.14
================================================================================

--------------------------------------------------------------------------------
Historical Performance--Class L Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain    Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(2)
================================================================================
6/30/99                $13.09     $14.10      $0.00        $0.00        7.72%+
--------------------------------------------------------------------------------
12/31/98                13.51      13.09       0.00         0.16       (1.99)
--------------------------------------------------------------------------------
Inception*--12/31/97    13.24      13.51       0.01         1.98       17.53+
================================================================================
  Total                                       $0.01        $2.14
================================================================================


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        3

--------------------------------------------------------------------------------
Historical Performance--Class Y Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain    Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(2)
================================================================================
6/30/99                $13.34     $14.44      $0.00        $0.00        8.25%+
--------------------------------------------------------------------------------
12/31/98                13.63      13.34       0.03         0.16       (0.80)
--------------------------------------------------------------------------------
Inception*--12/31/97    13.87      13.63       0.04         0.00       (1.42)+
================================================================================
  Total                                       $0.07        $0.16
================================================================================
It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                               Without Sales Charges(2)
                                      ------------------------------------------
                                      Class A(1)   Class B    Class L    Class Y
================================================================================
Six Months Ended 6/30/99+               8.09%       7.72%      7.72%      8.25%
--------------------------------------------------------------------------------
Year Ended 6/30/99                      1.33        0.57       0.64       1.77
--------------------------------------------------------------------------------
Five Years Ended 6/30/99               15.66        N/A        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 6/30/99             10.39       10.89      11.29       4.42
================================================================================

                                                With Sales Charges(3)
                                      ------------------------------------------
                                      Class A(1)   Class B    Class L    Class Y
================================================================================
Six Months Ended 6/30/99+               2.70%       2.72%      5.66%      8.25%
--------------------------------------------------------------------------------
Year Ended 6/30/99                     (3.74)      (4.43)     (1.35)      1.77
--------------------------------------------------------------------------------
Five Years Ended 6/30/99               14.48        N/A        N/A        N/A
--------------------------------------------------------------------------------
Inception* through 6/30/99              9.79        9.54      10.75       4.42
================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                     Without Sales Charges(2)
================================================================================
Class A (Inception* through 6/30/99)                         154.28%
--------------------------------------------------------------------------------
Class B (Inception* through 6/30/99)                          23.14
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/99)                          24.07
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/99)                           7.64
================================================================================

(1) The Fund converted from a closed-end fund to an open-end fund on June 23, 1997. Prior to that date, its shares were traded on the American Stock Exchange. As of June 23, 1997, all existing shares were converted to a Class A shares. The total returns noted for Class A shares may have been different if the Fund had been an open-end fund from inception. All historical performance information for Class A shares through June 23, 1997 is based on net asset value while it was a closed-end fund. Closed-end funds are not subject to the same legal requirements as open-end funds, especially to liquidity requirements.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares. Prior to June 23, 1997, dividends were reinvested according to the Fund's dividend reinvestment plan, thereafter, at net asset value.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any. Prior to June 23, 1997, dividends were reinvested according to the Fund's dividend reinvestment plan, thereafter at net asset value. In addition, Class A and L shares reflect the deduction of the current maximum sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are January 23, 1990, June 25, 1997, June 24, 1997 and October 17, 1997, respectively.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        5

--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Smith Barney Small Cap Blend Fund, Inc. vs.
Russell 2000 Index and Russell 2500 Index+
--------------------------------------------------------------------------------

                            January 1990 -- June 1999

                               [GRAPHIC OMITTED]

                              [INSERT PLOT POINTS]

+ Hypothetical illustration of $10,000 invested in the Fund at inception on January 23, 1990, assuming reinvestment of dividends and capital gains, if any, through June 30, 1999. As of June 23, 1997, all existing shares became Class A shares. The Fund operated as a closed-end mutual fund until June 23, 1997. Prior to that date, its shares were traded on the American Stock Exchange, and dividends were eligible for reinvestment through the Fund's dividend reinvestment plan; since that time, dividends have been reinvested at net asset value. Current total return information is based on net asset value while it was a closed-end fund. For purposes of this illustration, the current maximum front-end sales charge for Class A shares of 5.00% has been used to compute the initial account value at inception. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements; therefore, the performance indicated above may have been different had the Fund been an open-end fund since inception. The Russell 2000 Index is comprised of 2000 of the smallest stocks in the Russell 3000 Index. The Russell 2500 Index is comprised of 2,500 of the smallest stocks in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

++ It is the opinion of management that the Russell 2000 Index more accurately reflects the current composition of the Smith Barney Small Cap Blend Fund, Inc. than the Russell 2500 Index. In the future reporting, the Russell 2000 Index will be used as a basis of comparison of total return performance rather than the Russell 2500 Index.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

    [The following table was depicted as a bar graph in the printed material]

                   Autos & Transportation             5.6%
                   Consumer Discretionary            19.5%
                   Consumer Staples                   1.9%
                   Energy                             2.3%
                   Financial Services                12.3%
                   Health Care                        8.6%
                   Integrated Oil                     0.6%
                   Materials & Processing            14.3%
                   Producer Durables                  5.8%
                   Technology                        22.3%
                   Utilities                          6.8%

* As a percentage of total common stock.

Top Ten Holdings*
--------------------------------------------------------------------------------
  1. E*Trade Group, Inc.                                                    1.2%
--------------------------------------------------------------------------------
  2. Network Appliance, Inc.                                                1.1
--------------------------------------------------------------------------------
  3. NTL Incorporated                                                       1.0
--------------------------------------------------------------------------------
  4. SPX Corp.                                                              1.0
--------------------------------------------------------------------------------
  5. Comverse Technology, Inc.                                              0.9
--------------------------------------------------------------------------------
  6. IDEC Pharmaceuticals Corp.                                             0.9
--------------------------------------------------------------------------------
  7. CMGI Inc.                                                              0.9
--------------------------------------------------------------------------------
  8. Astec Industries, Inc.                                                 0.9
--------------------------------------------------------------------------------
  9. Abacus Direct Corp.                                                    0.9
--------------------------------------------------------------------------------
 10. Polycom, Inc.                                                          0.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 1999
--------------------------------------------------------------------------------

      SHARES                     SECURITY                              VALUE
================================================================================
COMMON STOCK -- 92.9%

Autos & Transportation -- 5.2%
      55,200       Airborne Freight Corp.                           $ 1,528,350
      36,000       Alaska Air Group, Inc.                             1,503,000
      62,700       Arvin Industries, Inc.                             2,374,762
      44,000       Avondale Industries, Inc.                          1,716,000
      32,200       Borg-Warner Automotive, Inc.                       1,771,000
      57,450       Motivepower Industries, Inc.                       1,019,738
      49,600       SkyWest, Inc.                                      1,236,900
      34,200       SPX Corp.                                          2,855,700
      51,800       USFreightways Corp.                                2,398,988
--------------------------------------------------------------------------------
                                                                     16,404,438
--------------------------------------------------------------------------------
Consumer Discretionary -- 18.1%
      27,500       Abacus Direct Corp.*++                             2,516,250
      57,800       Action Performance Companies, Inc.*+               1,907,400
      23,200       Adelphia Communications Corp.*+                    1,476,100
      57,300       ADVO Inc.                                          1,188,975
      47,900       AnnTaylor Stores Corp.*+                           2,155,500
     136,600       Aztar Corporation*                                 1,255,012
      74,300       Bob Evans Farms, Inc.                              1,476,712
      83,700       The Cato Corporation, Class A Shares                 973,012
      75,600       Chico's Fas, Inc.                                  1,776,600
      23,800       CMGI Inc.+                                         2,714,687
      35,000       Coach USA, Inc.*                                   1,467,812
      53,100       Complete Business Solutions, Inc.*                   952,481
      32,840       Consolidated Graphics, Inc.*                       1,642,000
      30,900       Cort Business Services Corp.*                        739,669
      45,800       Cost Plus, Inc.*                                   2,083,900
      29,100       Cox Radio, Inc.*                                   1,578,675
      54,500       Daisytek International Corp.*                        889,031
      58,900       Data Processing Resources Corp.*                   1,391,512
      60,600       Education Management Corp.*                        1,257,450
      89,800       Family Dollar Stores, Inc.                         2,155,200
      59,600       Florida Panthers Holdings, Inc., Class A Shares*     636,975
      61,687       Foodmaker, Inc.*                                   1,750,369
      45,200       Fossil, Inc.*                                      2,186,550
      51,200       Guitar Center, Inc.*                                 534,400
      49,800       Haverty Furniture Companies, Inc.                  1,755,450
      28,462       Jones Apparel Group, Inc.*                           976,602
      17,200       Lason, Inc.*                                         853,550
     143,900       Lone Star Steakhouse & Saloon, Inc.                1,398,528
      77,100       Mail-Well, Inc.*                                   1,248,056
      51,600       The McClatchy Company, Class A Shares              1,709,250
      51,080       The Men's Wearhouse, Inc.*                         1,302,540
      43,700       The Metzler Group, Inc.*                           1,207,213
      61,950       Pacific Sunwear of California, Inc.*               1,510,031
      38,600       Snyder Communications, Inc.+                       1,264,150
      65,350       Sonic Corp.*                                       2,132,044
      65,900       Trans World Entertainment Corp.*                     741,375
      45,000       United Stationers, Inc.                              990,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 1999
--------------------------------------------------------------------------------

      SHARES                     SECURITY                              VALUE
================================================================================
Consumer Discretionary -- 18.1% (continued)
      64,600       Vistana, Inc. *                                  $ 1,017,450
      53,900       Zale Corp.*                                        2,156,000
--------------------------------------------------------------------------------
                                                                     56,968,511
--------------------------------------------------------------------------------
Consumer Staples -- 1.7%
      27,900       Canandaigua Brands, Inc.*                          1,463,006
      48,400       Earthgrains Company                                1,249,325
      46,300       IBP Inc.                                           1,099,625
      55,200       Pilgrim's Pride Corp.                              1,656,000
--------------------------------------------------------------------------------
                                                                      5,467,956
--------------------------------------------------------------------------------
Energy -- 2.2%
      53,400       Barrett Resources Corp. *                          2,049,225
      62,400       Cal Dive International, Inc.*                      1,864,200
     103,000       Marine Drilling Companies, Inc.*                   1,409,813
      55,600       Newfield Exploration Co.*                          1,581,125
--------------------------------------------------------------------------------
                                                                      6,904,363
--------------------------------------------------------------------------------
Financial Services -- 11.5%
      38,775       Associated Banc-Corp                               1,609,162
      23,000       Astoria Financial Corp.                            1,010,562
      73,821       Brenton Banks, Inc.                                1,144,225
      27,000       CCB Financial Corp.                                1,427,625
      24,700       Centura Banks, Inc.                                1,392,462
      36,900       City National Corp.                                1,381,444
      51,800       Dime Bancorp, Inc.                                 1,042,475
      76,700       Doral Financial Corp.                              1,323,075
      70,200       Eaton Vance Corp.                                  2,417,512
      64,200       Enhance Financial Services Group, Inc.             1,267,950
      42,100       EVEREN Capital Corp.                               1,255,106
      35,200       Everest Reinsurance Holdings, Inc.                 1,148,400
      53,070       Fidelity National Financial, Inc.                  1,114,470
      27,500       Financial Security Assurance Holdings, Ltd.        1,430,000
      62,200       First American Financial Corp.                     1,111,825
      57,400       Firstfed Financial Corp.                           1,104,950
      54,600       Flagstar Bancorp, Inc.                             1,378,650
      39,600       GBC Bancorp                                          801,900
      47,400       HCC Insurance Holdings, Inc.                       1,075,387
      36,460       Medical Assurance, Inc. *                          1,029,995
      41,700       Mercantile Bankshares Corp.                        1,475,138
      87,400       National Commerce Bancorporation                   1,911,875
      77,500       Peoples Heritage Financial Group, Inc.             1,457,969
      24,900       Radian Group Inc.                                  1,215,431
     105,875       Republic Bancorp, Inc.                             1,607,977
      55,800       United Bankshares, Inc.                            1,478,700
      39,400       WestAmerica Bancorporation *                       1,438,100
--------------------------------------------------------------------------------
                                                                     36,052,365
--------------------------------------------------------------------------------
Health Care -- 8.0%
      33,800       Alpharma, Inc.+                                    1,202,012
      49,600       Bindley Western Industries, Inc.                   1,143,900


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 1999
--------------------------------------------------------------------------------

      SHARES                     SECURITY                              VALUE
================================================================================
Health Care -- 8.0% (continued)
      37,700       CareMatrix Corp. *                               $   468,894
      48,800       CONMED Corp.*                                      1,494,500
      53,100       Datascope Corp.*                                   1,705,837
      63,100       Gliatech Inc.                                      1,609,050
      35,600       IDEC Pharmaceuticals Corp.*+                       2,743,425
      42,000       InfoCure Corporation                               2,223,375
      57,900       King Pharmaceuticals, Inc.*                        1,498,163
      42,450       Medicis Pharmaceutical Corp.*                      1,077,169
      24,999       Priority Healthcare Corp., Class B Shares*           862,466
      63,800       Protein Design Labs, Inc.*                         1,415,563
      42,600       Renal Care Group, Inc.*                            1,102,275
      55,800       Res-Care, Inc.*+                                   1,269,450
      65,500       Roberts Pharmaceutical Corp. *                     1,588,375
      39,500       Trigon Healthcare, Inc.*                           1,436,813
      48,700       Xomed Surgical Products, Inc.*                     2,371,081
--------------------------------------------------------------------------------
                                                                     25,212,348
--------------------------------------------------------------------------------
Integrated Oil -- 0.5%
      33,400       Murphy Oil Corp.                                   1,630,337
--------------------------------------------------------------------------------
Materials & Processing -- 13.3%
      84,300       AK Steel Holding Corp.                             1,896,750
      54,700       AptarGroup, Inc.                                   1,641,000
      38,800       Arden Realty, Inc.                                   955,450
      46,524       Avalonbay Communities, Inc.+                       1,721,388
      41,900       Centex Construction Products, Inc.                 1,429,837
      30,500       Cousins Properties, Inc.                           1,031,281
      61,700       Crompton & Knowles Corp.                           1,207,006
      40,500       The Dexter Corp.                                   1,652,906
      48,200       EastGroup Properties, Inc.                           967,012
     100,700       Equity Inns Inc.                                     931,475
      40,900       First Industrial Realty Trust, Inc.                1,122,194
      51,500       General Growth Properties, Inc.                    1,828,250
      65,600       Glenborough Realty Trust Inc.                      1,148,000
      28,400       Health Care Property Investors, Inc.                 820,050
      66,600       Liberty Property Trust                             1,656,675
      37,300       Lone Star Industries, Inc.*                        1,401,081
      33,100       Mid-America Apartment Communities, Inc.              765,438
      67,800       Nationwide Health Properties Inc.                  1,292,438
      43,400       NVR, Inc.++                                        2,264,938
      27,200       OM Group, Inc.                                       938,400
      51,800       Parkway Properties, Inc.                           1,715,875
      44,800       Potlatch Corp.                                     1,968,400
      81,000       Prime Retail, Inc.                                   703,688
      71,730       Reckson Associates Realty Corp.                    1,685,655
      39,400       Regency Realty Corp.                                 864,338
      40,700       Reliance Steel & Aluminum Co.                      1,587,300
      33,600       Simpson Manufacturing Co., Inc.*                   1,596,000
      47,200       Solutia Inc.                                       1,005,950


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                        9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 1999
--------------------------------------------------------------------------------

      SHARES                     SECURITY                              VALUE
================================================================================
Materials & Processing -- 13.3% (continued)
      27,800       Spieker Properties, Inc.                         $ 1,080,725
      77,700       Tower Automotive, Inc.*                            1,976,494
      45,700       Tredegar Industries, Inc.                            993,975
--------------------------------------------------------------------------------
                                                                     41,849,969
--------------------------------------------------------------------------------
Producer Durables -- 5.4%
      63,800       Astec Industries, Inc.*++                          2,599,850
       1,500       The B.F. Goodrich Co.+                                63,750
      29,400       Briggs & Stratton Corp.+                           1,697,850
      60,600       C&D Technologies, Inc.                             1,855,875
      37,500       Centex Corp.                                       1,408,594
      40,000       Cordant Technologies, Inc.                         1,807,500
      80,600       D.R. Horton, Inc.                                  1,339,975
      47,100       Jacobs Engineering Group, Inc.                     1,789,800
      66,500       Lennar Corp.                                       1,596,000
      69,300       Mettler-Toledo International Inc.*                 1,719,506
      53,500       Primex Technologies, Inc.                          1,153,594
--------------------------------------------------------------------------------
                                                                     17,032,294
--------------------------------------------------------------------------------
Technology -- 20.7%
      49,900       AVT Corporation*                                   1,889,962
      56,700       Brooks Automation, Inc.                            1,534,444
      34,300       Comsat Corp.                                       1,114,750
      36,750       Comverse Technology, Inc.*+++                      2,774,625
      54,400       CSG Systems International, Inc.*                   1,424,600
      65,500       The DII Group, Inc.*                               2,443,969
      25,300       DoubleClick Inc.*+                                 2,321,275
      59,000       DSP Communications, Inc.*                          1,703,625
      29,000       Dycom Industries, Inc.*                            1,624,000
      89,400       E*TRADE Group, Inc.*+                              3,570,412
      57,300       Esterline Technologies                               823,687
      73,200       Genesys Telecommunications Laboratories, Inc.      1,830,000
      27,900       Infoseek Corporation*                              1,337,456
      48,300       International Network Services*                    1,950,113
      42,960       Legato Systems, Inc.*                              2,480,940
      14,400       Lycos, Inc.*                                       1,323,000
      59,100       Mastech Corp.*                                     1,100,738
     129,500       Mentor Graphics Corp.                              1,659,219
      60,300       Mercury Interactive Corp.*                         2,133,113
      49,200       National Computer Systems, Inc.                    1,660,500
      58,100       Network Appliance, Inc.*++                         3,246,338
      29,900       New Era of Networks, Inc.*+                        1,313,731
      48,200       Orckit Communications Ltd.*                        1,192,950
      69,200       Park Electrochemical Corp.                         1,989,500
      64,000       Polycom, Inc.*                                     2,496,000
      18,700       Priceline.com Inc.+                                2,161,019
      57,100       Progress Software Corp.*                           1,613,075
      15,900       SEI Investments Company                            1,403,175
      39,300       Semtech Corp.*                                     2,048,513
     194,500       Sybase, Inc.*                                      2,139,500


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 1999
--------------------------------------------------------------------------------

      SHARES                     SECURITY                              VALUE
================================================================================
Technology -- 20.7% (continued)
      57,900       Unitrode Corp.                                   $ 1,661,006
      52,300       USWeb Corp.*                                       1,160,406
      83,100       VoiceStream Wireless Corp.*+                       2,363,156
      53,400       Xircom, Inc.*                                      1,605,338
      39,900       Xoom.com, Inc.*                                    2,094,750
--------------------------------------------------------------------------------
                                                                     65,188,885
--------------------------------------------------------------------------------
Utilities -- 6.3%
      35,440       Calpine Corp.*                                     1,913,760
      39,300       Commonwealth Telephone Enterprises, Inc.           1,589,194
      40,700       Connecticut Energy Corp.                           1,569,494
     175,880       El Paso Electric Co.                               1,571,927
      64,200       MDU Resources Group, Inc.                          1,464,563
      33,100       New Jersey Resources Corp.                         1,239,181
      64,600       NorthWestern Corp.                                 1,562,513
      33,300       NTL Incorporated*+                                 2,870,044
      71,100       SkyTel Communications, Inc.*+                      1,488,656
      44,700       Southwest Gas Corp.                                1,279,538
      54,300       UGI Corp.                                          1,096,181
      83,100       Western Wireless Corp., Class A Shares             2,243,700
--------------------------------------------------------------------------------
                                                                     19,888,751
================================================================================
                   TOTAL COMMON STOCK
                   (Cost-- $270,882,827)                            292,600,217
================================================================================
     FACE
    AMOUNT                       SECURITY                              VALUE
================================================================================
U.S. TREASURY BILLS -- 0.2%
   $ 800,000       U.S. Treasury Bills, due 9/16/99++
                   (Cost-- $792,317)                                    792,317
================================================================================
REPURCHASE AGREEMENT -- 6.9%
  21,682,000       Morgan Stanley, Dean Witter & Co., 4.800%
                   due 7/1/99; Proceeds at maturity -- $21,684,891;
                   (Fully collaterlized by U.S. Treasury Notes,
                   Bonds and Bills, 5.875% to 7.750% due 7/31/99
                   to 11/15/27; Market Value -- $22,284,480)
                   (Cost-- $21,682,000)                              21,682,000
================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost-- $293,357,144**)                         $315,074,534
================================================================================

* Non-income producing security.

+     A portion of the security is on loan (See Note 7).

++    Security is segregated by the custodian for futures contracts commitments.

**    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       11

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                   June 30, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost--$293,357,144)                       $315,074,534
   Collateral for securities loaned (Note 7)                          34,539,250
   Cash                                                                      936
   Receivable for securities sold                                      2,648,531
   Receivable for Fund shares sold                                       591,341
   Dividends and interest receivable                                     292,384
   Receivable from broker - variation margin                             138,000
   Other assets                                                           34,580
--------------------------------------------------------------------------------
   Total Assets                                                      353,319,556
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities loaned (Note 7)                             34,539,250
   Payable for securities purchased                                    4,285,058
   Investment advisory fees payable                                      175,531
   Administration fees payable                                            27,394
   Distribution fees payable                                              10,322
   Accrued expenses                                                       32,213
--------------------------------------------------------------------------------
   Total Liabilities                                                  39,069,768
--------------------------------------------------------------------------------
Total Net Assets                                                    $314,249,788
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     21,823
   Capital paid in excess of par value                               279,745,522
   Undistributed net investment income                                   435,900
   Accumulated net realized loss on security transactions
     and futures contracts                                            11,912,813
   Net unrealized appreciation of investments and
     futures contracts                                                22,133,730
--------------------------------------------------------------------------------
Total Net Assets                                                    $314,249,788
================================================================================
Shares Outstanding:
   Class A                                                             2,993,314
   -----------------------------------------------------------------------------
   Class B                                                             1,797,503
   -----------------------------------------------------------------------------
   Class L                                                               761,653
   -----------------------------------------------------------------------------
   Class Y                                                            16,270,810
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                         $14.43
   -----------------------------------------------------------------------------
   Class B*                                                               $14.10
   -----------------------------------------------------------------------------
   Class L**                                                              $14.10
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                         $14.44
   -----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset value per share)      $15.19
   -----------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)      $14.24
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                       $  1,485,973
   Interest                                                             360,046
   Less: Foreign withholding tax                                         (1,038)
--------------------------------------------------------------------------------
   Total Investment Income                                            1,844,981
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                    909,441
   Distribution fees (Note 2)                                           204,121
   Administration fees (Note 2)                                         139,914
   Registration fees                                                     63,314
   Shareholder and system servicing fees                                 35,894
   Custody                                                               17,490
   Shareholder communications                                            16,246
   Audit and legal                                                       14,779
   Directors' fees                                                        1,482
   Other                                                                  4,317
--------------------------------------------------------------------------------
   Total Expenses                                                     1,406,998
--------------------------------------------------------------------------------
Net Investment Income                                                   437,983
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain From:
      Security transactions (excluding short-term securities):       23,773,207
      Futures contracts                                               1,186,927
--------------------------------------------------------------------------------
   Net Realized Gain                                                 24,960,134
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments and
     Futures Contracts:
      Beginning of period                                            23,494,039
      End of period                                                  22,133,730
--------------------------------------------------------------------------------
Decrease in Net Unrealized Appreciation                              (1,360,309)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        23,599,825
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 24,037,808
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1999 (unaudited) and the Year Ended December 31, 1998

                                                                           1999            1998
====================================================================================================
OPERATIONS:
   Net investment income                                              $     437,983   $     443,794
   Net realized gain (loss)                                              24,960,134     (12,983,874)
   Increase (decrease) in net unrealized appreciation                    (1,360,309)     13,907,428
----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                24,037,808       1,367,348
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                         --        (441,036)
   Net realized gains                                                            --      (2,410,101)
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                     --      (2,851,137)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                      75,348,177     181,707,409
   Net asset value of shares issued for reinvestment of dividends                --         557,713
   Cost of shares reacquired                                            (66,048,222)    (66,067,232)
----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                    9,299,955     116,197,890
----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   33,337,763     114,714,101

NET ASSETS:
   Beginning of period                                                  280,912,025     166,197,924
----------------------------------------------------------------------------------------------------
   End of period*                                                     $ 314,249,788   $ 280,912,025
====================================================================================================
 * Includes undistributed (overdistributed) net investment income of:      $435,900         $(2,083)
====================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Small Cap Blend Fund, Inc. ("Fund"), a Maryland corporation, is registered under the In vestment Company Act of 1940, as amended. On June 23, 1997, the Fund became a diversified, open-end management investment company. Prior to that date the Fund was a non-diversified, closed-end management investment company and its shares were traded on the American Stock Exchange.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange or on the Nasdaq National Market System are valued at closing prices on such exchange or market; securities for which no sales prices are reported are valued at the mean between the most recently quoted bid and ask prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend in come is recorded on the ex-dividend date and interest in come is recorded on the accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

At December 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Travelers Investment Management Company ("TIMCO"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.65% of the Fund's average daily net assets. Prior to June 23, 1997, the investment management fee paid was 0.75%. This fee is calculated daily and paid monthly.

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., another subsidiary of SSBH, acts as the Fund's administrator. As compensation for its services, the Fund pays SSBC a fee calculated at the annual rate of 0.10% of the Fund's average daily net assets. Prior to June 23, 1997, the Fund paid an administration fee of 0.25%. This fee is calculated daily and paid monthly.

For the six months ended June 30, 1999, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was paid brokerage commissions of $29,477.

CFBDS, Inc., ("CFBDS") acts as the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

There is a contingent deferred sales charge, ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 1999, SSB received sales charges of approximately $59,000 and $43,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                                       Class B        Class L
================================================================================
CDSCs                                                  $45,000         4,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended June 30, 1999, total Distribution Plan fees were as follows:

                                             Class A       Class B      Class L
================================================================================
Distribution Plan Fees                       $49,202      $112,950      $41,969
================================================================================

All officers and one director of the Fund are employees of SSB.

3. Investments

For the six months ended June 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $141,724,865
--------------------------------------------------------------------------------
Sales                                                               137,055,903
================================================================================

At June 30, 1999, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $40,887,199
Gross unrealized depreciation                                       (19,169,809)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $21,717,390
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 1999, the Fund had the following open futures contracts:

                        # of                   Basis        Market    Unrealized
Purchased Contracts   Contracts  Expiration    Value         Value       Gain
================================================================================
Russell 2000             60         9/99    $13,443,660   $13,860,000  $416,340
================================================================================

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 1999, the Fund had no open purchased call or put option contracts.

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 1999, the Fund loaned common stocks having a value of $34,197,769 and holds the following collateral for loaned securities:

Security Description                                                   Value
================================================================================
Time Deposits:
  Banco Bilbao Vizcaya, 5.875% due 7/1/99                           $10,042,857
  Banque Paribas, 5.875% due 7/1/99                                  10,596,388
  Bank of Montreal, 5.937% due 7/1/99                                 1,324,602
  Bank of Montreal, 5.250% due 7/1/99                                 6,986,335
  Barclays Bank PLC, 5.750% due 7/1/99                                5,589,068
--------------------------------------------------------------------------------
Total                                                               $34,539,250
================================================================================

For the six months ended June 30, 1999, income earned by the Portfolio from securities lending was $61,579.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Capital Shares

At June 30, 1999, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At June 30, 1999, total paid-in capital amounted to the following for each class:

                           Class A       Class B       Class L        Class Y
================================================================================
Total Paid-in Capital    $31,401,614   $25,130,462   $10,043,556   $213,191,713
================================================================================

Transactions in shares of each class were as follows:

                                    Six Months Ended               Year Ended
                                     June 30, 1999              December 31, 1998
                               --------------------------  ---------------------------
                                 Shares        Amount        Shares        Amount
======================================================================================
Class A
Shares sold                     3,957,570   $ 53,344,927    4,335,738   $  55,812,933
Shares issued on reinvestment          --             --       18,612         260,568
Shares reacquired              (4,166,763)   (56,086,616)  (4,518,280)    (57,908,518)
--------------------------------------------------------------------------------------
Net Decrease                     (209,193)  $ (2,741,689)    (163,930)  $  (1,835,017)
======================================================================================
Class B
Shares sold                       426,061   $  5,538,355    1,356,775   $  18,169,322
Shares issued on reinvestment          --             --       17,912         246,833
Shares reacquired                (427,045)    (5,483,247)    (514,811)     (6,660,668)
--------------------------------------------------------------------------------------
Net Increase (Decrease)              (984)  $     55,108      859,876   $  11,755,487
======================================================================================
Class L*
Shares sold                       561,637   $  7,303,738      439,129   $   5,656,882
Shares issued on reinvestment          --             --        3,651          50,312
Shares reacquired                (342,609)    (4,478,359)    (120,337)     (1,498,046)
--------------------------------------------------------------------------------------
Net Increase                      219,028   $  2,825,379      322,443   $   4,209,148
======================================================================================
Class Y
Shares sold                       709,670   $  9,161,157    7,895,273   $ 102,068,272
Shares issued on reinvestment          --             --           --              --
Shares reacquired                      --             --           --              --
--------------------------------------------------------------------------------------
Net Increase                      709,670   $  9,161,157    7,895,273   $ 102,068,272
======================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.

9. Capital Loss Carryforward

At December 31, 1998 the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $11,580,000, available to offset future capital gains through December 31, 2006. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares(1)                            1999(2)(3)    1998(3)      1997       1996       1995      1994
===============================================================================================================
Net Asset Value, Beginning
  of Period                                    $13.35      $13.68      $12.30     $12.15     $11.78    $12.50
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.01        0.00*       0.04       0.05       0.11      0.05
  Net realized and unrealized gain (loss)        1.07       (0.17)**     3.23       2.14       2.31     (0.63)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.08       (0.17)       3.27       2.19       2.42     (0.58)
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            --          --       (0.04)     (0.04)     (0.11)    (0.05)
  Net realized gains                               --       (0.16)      (1.98)     (2.00)     (1.94)    (0.09)
---------------------------------------------------------------------------------------------------------------
Total Distributions                                --       (0.16)      (2.02)     (2.04)     (2.05)    (0.14)
---------------------------------------------------------------------------------------------------------------
Redemption Fee(4)                                  --          --        0.13         --         --        --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.43      $13.35      $13.68     $12.30     $12.15    $11.78
---------------------------------------------------------------------------------------------------------------
Total Return                                     8.09%++    (1.31)%     28.25%     20.56%     18.90%    (4.36)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $43,191     $42,747     $46,036    $52,911    $52,546   $51,641
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.20%+      1.33%       1.21%      1.21%      1.22%     1.22%
  Net investment income                          0.11+       0.03        0.24       0.43       0.84      0.43
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            50%        129%        140%       151%       177%       45%
===============================================================================================================

(1) The Fund operated as a closed-end investment company until June 23, 1997. As of that date all existing shares were converted to Class A shares. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had been an open-end fund from inception. The Fund's total returns while it was a closed-end fund are based on net asset value.

(2)   For the six months ended June 30, 1999 (unaudited).

(3) Per share amounts have been calculated using the monthly average shares method.

(4) Amount relates to a redemption fee which was in effect through December 31, 1997.

*     Amount represents less than $0.01 per share.

** The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       19

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class B Shares                              1999(1)(2)     1998(2)     1997(3)
================================================================================

Net Asset Value, Beginning of Period         $13.09        $13.52      $13.34
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                         (0.04)        (0.09)      (0.01)
  Net realized and unrealized gain (loss)      1.05         (0.18)*      2.18
--------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.01         (0.27)       2.17
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --            --       (0.01)
  Net realized gains                             --         (0.16)      (1.98)
--------------------------------------------------------------------------------
Total Distributions                              --         (0.16)      (1.99)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.10        $13.09      $13.52
--------------------------------------------------------------------------------
Total Return                                   7.72%++      (2.07)%     16.73%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $25,346       $23,551     $12,685
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.97%+        2.10%       1.99%+
  Net investment loss                         (0.66)+       (0.72)      (0.26)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          50%          129%        140%
================================================================================
(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from June 25, 1997 (inception date) to December 31, 1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares                              1999(1)(2)   1998(2)(3)    1997(4)
================================================================================
Net Asset Value, Beginning of Period         $13.09        $13.51      $13.24
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                         (0.04)        (0.10)      (0.01)

  Net realized and unrealized gain (loss)      1.05         (0.16)*      2.27
--------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.01         (0.26)       2.26
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --            --       (0.01)
  Net realized gains                             --         (0.16)      (1.98)
--------------------------------------------------------------------------------
Total Distributions                              --         (0.16)      (1.99)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.10        $13.09      $13.51
--------------------------------------------------------------------------------
Total Return                                   7.72%++      (1.99)%     17.53%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $10,736        $7,101      $2,974
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.93%+        2.13%       2.00%+
  Net investment loss                         (0.59)+       (0.74)      (0.26)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          50%          129%        140%
================================================================================
(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

(4)   For the period from June 24, 1997 (inception date) to December 31, 1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class Y Shares                             1999(1)(2)     1998(2)     1997(3)
================================================================================
Net Asset Value, Beginning of Period         $13.34       $13.63      $13.87
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.03         0.06        0.01
  Net realized and unrealized gain (loss)      1.07        (0.16)*     (2.21)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.10        (0.10)      (0.20)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --        (0.03)      (0.04)
  Net realized gains                             --        (0.16)         --
--------------------------------------------------------------------------------
Total Distributions                              --        (0.19)      (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.44       $13.34      $13.63
--------------------------------------------------------------------------------
Total Return                                   8.25%++     (0.80)%     (1.42)%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $234,977     $207,513    $104,503
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.83%+       0.94%       1.11%+
  Net investment income                        0.49+        0.44        0.58+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                          50%         129%        140%
================================================================================
(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from October 17, 1997 (inception date) to December 31,
      1997.

* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On May 12, 1999, a special meeting of shareholders of the Fund was held for the purpose of electing Directors to the Fund.

The results of the vote were as follows:

                           Shares Voted     Percentage    Shares Voted    Percentage
Name of Directors               For        Shares Voted      Against     Shares Voted
=====================================================================================
Lee Abraham               17,321,090.654      99.707%       50,948.817       0.293%
Allan J. Bloostein        17,322,107.821      99.713        49,931.650       0.287
Jane F. Dasher            17,321,560.400      99.709        50,479.071       0.291
Donald R. Foley           17,316,786.788      99.682        55,252.683       0.318
Richard E. Hanson, Jr.    17,318,414.792      99.691        53,624.679       0.309
Paul Hardin               17,319,908.687      99.700        52,130.784       0.300
Heath B. McLendon         17,322,492.607      99.715        49,546.864       0.285
Roderick C. Rasmussen     17,321,090.654      99.707        50,948.817       0.293
John P. Toolan            17,322,492.607      99.715        49,546.864       0.285
=====================================================================================


--------------------------------------------------------------------------------
Smith Barney Small Cap Blend Fund, Inc.                                       23

                      [This page intentionally left blank]

Smith Barney
Small Cap Blend
Fund, Inc.

Directors

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

Travelers Investment Management Company

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Small Cap Blend Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

 SALOMON SMITH BARNEY
---------------------
A member of citigroup[GRAPHIC OMITTED]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Small Cap Blend Fund, Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01319 8/99